Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The reconciliation of net assets available for benefits per the financial statements to the Form 5500 consisted of the following:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$8,963,481,280	$7,755,448,034
Adjustment to fair value for fully benefit-responsive investment contracts	(14,721,978)	(37,044,409)
Amounts allocated to withdrawing participants	(1,342,012)	(2,576,951)
Deemed loans	(458,166)	(405,772)
Net assets per the Form 5500	$8,946,959,124	$7,715,420,902
The following is a reconciliation of the net investment gain per the financial statements to the Form 5500:

Year Ended
December 31, 2025
Interest and dividend income	$58,852,063
Net realized/unrealized gains	1,207,787,460
Net investment gain per the financial statements	1,266,639,523
Adjustment from fair value to contract value for fully benefit-responsive investment contracts:
Prior-year adjustment	37,044,409
Current-year adjustment	(14,721,978)
Total net investment gain per the Form 5500	$1,288,961,954
The following is a reconciliation of expenses per the financial statements to the Form 5500:

Year Ended
December 31, 2025
Benefits paid	$(640,689,220)
Investment and administrative fees	(8,193,031)
Total expenses per the financial statements	(648,882,251)
Amounts allocated to withdrawing participants at December 31, 2024	2,576,951
Amounts allocated to withdrawing participants at December 31, 2025	(1,342,012)
Deemed loans at December 31, 2024	405,772
Deemed loans at December 31, 2025	(458,166)
Total expenses per the Form 5500	$(647,699,706)